Loans (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended
	Dec. 13, 2021	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
IfrsStatementLineItems [Line Items]
Repayment of loans					$ 274,000
Canada Emergency Business Account [member]
IfrsStatementLineItems [Line Items]
Repayment of loans	$ 23,577
Gain extinguishment of borrowings	$ 3,388
Interest expense				$ 979	$ 2,686